Fair Value of Financial Instruments - Schedule of Financial Instruments at Fair Value on Non-recurring Basis (Details) (Parenthetical) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Convertible debentures, discounts	$ 192,961	$ 241,634	$ 287,802
Short term debt, discounts	284,216	60	0
Long term debt, discounts	$ 538,972	$ 885,271	$ 0